Warrant Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Schedule of Fair Value of Conversion Warrant	The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:
	First Closing	Second Closing	Third Closing
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024
Risk-free rate	3.62%	4.00%	4.37%
Estimated volatility rate	43.79%	43.88%	44.39%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	3.87	3.86	2.53
Exercise price	4.71	4.47	3.25
Fair value of Purchase Warrant in USD	106,000	120,000	149,000

Balance sheet date	On December 31, 2024
	First Closing	Second Closing	Third Closing
Risk-free rate	4.56%	4.57%	4.58%
Estimated volatility rate	42.38%	42.61%	44.78%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	1.57	1.57	1.57
Exercise price	2.81	2.81	2.81
Fair value of Purchase Warrant in USD	51,000	48,000	80,000

Schedule of Unaudited Condensed Consolidated Balance Sheet	The error as of December 31, 2024 and for the six months ended December 31, 2024 is revised as below in the unaudited condensed consolidated balance sheet and unaudited condensed consolidated statements of operations and comprehensive loss.
	As of December 31, 2024
	As Originally
	Reported	Adjustment	As Adjusted
	RMB	RMB	RMB
Convertible notes	6,888,414	(436,073)	6,452,341
Warrant liabilities	—	1,239,814	1,239,814
Total Current Liabilities	234,214,852	803,741	235,018,593
Total Liabilities	241,403,183	803,741	242,206,924
Additional paid-in capital	207,528,841	(1,701,018)	205,827,823
Accumulated deficit	(133,356,964)	871,115	(132,485,849)
Accumulated other comprehensive loss	(619,179)	26,162	(593,017)
Total Shareholders’ Equity	73,575,206	(803,741)	72,771,465

Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss
	For the six months ended December 31, 2024
	As Originally
	Reported	Adjustment	As Adjusted
	RMB	RMB	RMB
Interest expense, net	(1,423,313)	(182,661)	(1,605,974)
Gain on fair value change of warrant liabilities	—	1,430,663	1,430,663
Loss on settlement of convertible notes	(4,061,543)	(376,887)	(4,438,430)
Total other expenses, net	(4,228,811)	871,115	(3,357,696)
(Loss) Income Before Income Taxes	(424,473)	871,115	446,642
Net Loss	(1,515,720)	871,115	(644,605)
Foreign currency translation adjustments	(390,307)	26,162	(364,145)
Comprehensive loss	(1,906,027)	897,277	(1,008,750)
Loss per share
Basic	(0.05)	0.03	(0.02)
Diluted	(0.05)	0.03	(0.02)